CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
CASH FLOWS FROM OPERATING ACTIVITIES:
NET INCOME (LOSS)	$ (308)	$ 228	$ (502)
ADJUSTMENTS TO RECONCILE NET INCOME (LOSS) TO CASH PROVIDED BY OPERATING ACTIVITIES:
Depreciation, depletion and amortization	2,264	1,737	1,697
Deferred income tax expense (benefit)	(305)	(10)	11
Derivative (gains) losses, net	(3)	26	(409)
Cash receipts (payments) on derivative settlements, net	202	(345)	(18)
Stock-based compensation	30	32	49
(Gains) losses on sales of assets	(43)	264	(476)
Impairments	11	131	814
Exploration	49	96	214
(Gains) losses on investments	63	(139)	0
Gains on purchases or exchanges of debt	(79)	(263)	(235)
Other	(4)	(118)	(132)
(Increase) decrease in accounts receivable and other assets	376	16	(163)
(Decrease) increase in accounts payable, accrued liabilities and other	(630)	75	(375)
Net Cash Provided By Operating Activities	1,623	1,730	475
CASH FLOWS FROM INVESTING ACTIVITIES:
Drilling and completion costs	(2,180)	(1,848)	(2,113)
Business combination, net	(353)	0	0
Acquisitions of proved and unproved properties	(35)	(128)	(88)
Proceeds from divestitures of proved and unproved properties	130	2,231	1,249
Additions to other property and equipment	(48)	(21)	(21)
Proceeds from sales of other property and equipment	6	147	55
Proceeds from sales of investments	0	74	0
Net Cash Provided By (Used In) Investing Activities	(2,480)	455	(918)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from revolving credit facility borrowings	10,676	11,697	7,771
Payments on revolving credit facility borrowings	(10,180)	(12,059)	(6,990)
Proceeds from issuance of senior notes, net	108		1,585
Proceeds from issuance of term loan, net	1,455	0	0
Cash paid to purchase debt	(1,073)	(2,813)	(2,592)
Extinguishment of other financing	0	(122)	0
Cash paid for preferred stock dividends	(91)	(92)	(183)
Distributions to noncontrolling interest owners	(4)	(6)	(8)
Other	(32)	(27)	(17)
Net Cash Provided By (Used In) Financing Activities	859	(2,186)	(434)
Net increase (decrease) in cash and cash equivalents	2	(1)	(877)
Cash and cash equivalents, beginning of period	4	5	882
Cash and cash equivalents, end of period	6	4	5
SUPPLEMENTAL CASH FLOW INFORMATION:
Interest paid, net of capitalized interest	691	664	667
Income taxes paid, net of refunds received	(6)	(3)	(16)
SUPPLEMENTAL DISCLOSURE OF SIGNIFICANT NON-CASH INVESTING AND FINANCING ACTIVITIES:
Common stock issued for business combination	2,037	0	0
Debt exchanged for common stock	693	0	0
Preferred stock exchanged for common stock	40	0	0
Change in senior notes exchanged	971	0	0
Acquisition of other property and equipment including assets under finance lease	0	27	0
Change In Accrued Drilling And Completion Costs
SUPPLEMENTAL DISCLOSURE OF SIGNIFICANT NON-CASH INVESTING AND FINANCING ACTIVITIES:
Change in accrued drilling and completion costs	$ (19)	$ 174	$ 14